Exhibit 99.1

Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	6
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		July 7, 2017
Closing Date:		August 16, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,022,326,580.78	53,518	3.33%	57.44
Original Adj. Pool Balance:		$979,267,514.55

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$209,000,000.00	20.444%	1.30000%		August 15, 2018
Class A-2-A Notes	Fixed	$210,500,000.00	20.590%	1.57000%		August 17, 2020
Class A-2-B Notes	Floating	$139,500,000.00	13.645%	LIBOR + 0.10%		August 17, 2020
Class A-3 Notes	Fixed	$275,000,000.00	26.899%	1.77000%		January 18, 2022
Class A-4 Notes	Fixed	$73,780,000.00	7.217%	1.96000%		February 15, 2023
Class B Notes	Fixed	$17,620,000.00	1.724%	2.23000%		February 15, 2023
Class C Notes	Fixed	$29,380,000.00	2.874%	2.44000%		May 15, 2024
Total Securities		$954,780,000.00	93.393%

Overcollateralization		$24,487,514.55	2.395%
YSOA		$43,059,066.23	4.212%
Total Original Pool Balance		$1,022,326,580.78	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$19,740,178.90	0.0944506	$-	-	$19,740,178.90
Class A-2-A Notes	$210,500,000.00	1.0000000	$206,883,464.07	0.9828193	$3,616,535.93
Class A-2-B Notes	$139,500,000.00	1.0000000	$137,103,293.29	0.9828193	$2,396,706.71
Class A-3 Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000	$-
Class A-4 Notes	$73,780,000.00	1.0000000	$73,780,000.00	1.0000000	$-
Class B Notes	$17,620,000.00	1.0000000	$17,620,000.00	1.0000000	$-
Class C Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$765,520,178.90	0.8017765	$739,766,757.36	0.7748034	$25,753,421.54

Weighted Avg. Coupon (WAC)	3.26%		3.25%
Weighted Avg. Remaining Maturity (WARM)	52.12		51.21
Pool Receivables Balance	$833,634,621.69		$806,542,297.19
Remaining Number of Receivables	47,944		47,204

Adjusted Pool Balance	$798,815,274.39		$773,061,852.85

III. COLLECTIONS

Principal:
Principal Collections	$26,074,788.55
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$437,737.73
Total Principal Collections	$26,512,526.28

Interest:
Interest Collections	$2,291,346.15
Late Fees & Other Charges	$50,786.20
Interest on Repurchase Principal	$-
Total Interest Collections	$2,342,132.35

Collection Account Interest	$20,001.37
Reserve Account Interest	$1,834.61
Servicer Advances	$-

Total Collections	$28,876,494.61

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	6
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$28,876,494.61
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$28,876,494.61

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$694,695.52	$-	$694,695.52	694,695.52
Collection Account Interest					$20,001.37
Late Fees & Other Charges					$50,786.20
Total due to Servicer					$765,483.09

2. Class A Noteholders Interest:
Class A-1 Notes		$21,385.19		$21,385.19
Class A-2-A Notes		$275,404.17		$275,404.17
Class A-2-B Notes		$192,913.39		$192,913.39
Class A-3 Notes		$405,625.00		$405,625.00
Class A-4 Notes		$120,507.33		$120,507.33

Total Class A interest:		$1,015,835.08		$1,015,835.08	1,015,835.08

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,743.83		$32,743.83	32,743.83

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$59,739.33		$59,739.33	59,739.33

Available Funds Remaining:					$27,002,693.28

7. Regular Principal Distribution Amount:					25,753,421.54

		Distributable Amount		Paid Amount
Class A-1 Notes				$19,740,178.90
Class A-2-A Notes				$3,616,535.93
Class A-2-B Notes				$2,396,706.71
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$25,753,421.54		$25,753,421.54
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$25,753,421.54		$25,753,421.54

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,249,271.74

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$34,819,347.30
Beginning Period Amount	$34,819,347.30
Current Period Amortization	$1,338,902.96
Ending Period Required Amount	$33,480,444.34
Ending Period Amount	$33,480,444.34
Next Distribution Date Required Amount	$32,167,265.86

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	6
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,448,168.79
Beginning Period Amount	$2,448,168.79
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,448,168.79
Ending Period Amount	$2,448,168.79

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$33,295,095.49	$33,295,095.49	$33,295,095.49
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.17%	4.31%	4.31%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.12%	46,790	99.01%	$798,575,124.61
30 - 60 Days	0.67%	314	0.75%	$6,012,812.13
61 - 90 Days	0.18%	85	0.21%	$1,668,220.90
91-120 Days	0.03%	15	0.04%	$286,139.55
121 + Days	0.00%	0	0.00%	$-
Total		47,204		$806,542,297.19

Delinquent Receivables 30+ Days Past Due
Current Period	0.88%	414	0.99%	$7,967,172.58
1st Preceding Collection Period	0.81%	389	0.93%	$7,717,671.47
2nd Preceding Collection Period	0.73%	356	0.84%	$7,204,182.45
3rd Preceding Collection Period	0.67%	330	0.77%	$6,853,840.34
Four-Month Average	0.77%		0.88%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.24%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		41		$761,270.48
Repossession Inventory		70		$564,247.92

Current Charge-Offs
Gross Principal of Charge-Offs				$1,017,535.95
Recoveries				$(437,737.73)
Net Loss				$579,798.22

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.83%

Average Pool Balance for Current Period				$820,088,459.44

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.85%
1st Preceding Collection Period				1.34%
2nd Preceding Collection Period				0.76%
3rd Preceding Collection Period				0.88%
Four-Month Average				0.96%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		71	390	$4,933,385.67
Recoveries		48	223	$(1,604,641.71)
Net Loss				$3,328,743.96
Cumulative Net Loss as a % of Initial Pool Balance				0.33%

Net Loss for Receivables that have experienced a Net Loss *		50	306	$3,329,585.74
Average Net Loss for Receivables that have experienced a Net Loss				$10,881.00

Principal Balance of Extensions				$2,676,063.81
Number of Extensions				123

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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